Public Offering	6 Months Ended
Dec. 31, 2020
Regulated Operations [Abstract]
PUBLIC OFFERING

NOTE 3 — PUBLIC OFFERING

Pursuant to the Proposed Offering, the Company intends to offer for sale 15,000,000 Units at an offering price of $10.00 per Unit. The Sponsor will subscribe to purchase an aggregate of 475,000 Units (or 520,000 Units if the underwriters’ over-allotment option is exercised in full — see below) at a price of $10.00 per Private Placement Unit in a private placement that will close simultaneously with the Proposed Offering.

Each Unit consists of one share of the Company’s Class A common stock, $0.0001 par value, and one-third of one redeemable warrant, with each whole warrant exercisable for one share of Class A common stock (each, a “Warrant” and, collectively, the “Warrants” and, with respect to the warrants underlying the Private Placement Units, the “Private Placement Warrants”). One Warrant entitles the holder thereof to purchase one whole share of Class A common stock at a price of $11.50 per share.

The Company has also granted the underwriters a 45-day option to purchase on a pro rata basis up to 2,250,000 additional Units at the initial public offering price less the underwriting discounts and commissions. The option may be exercised only to cover any over-allotments of Units.

The Company expects to pay underwriting commissions equal to 2.0% of the gross proceeds of the Proposed Offering at the time of the Proposed Offering.

Business Combination Marketing Agreement

The Company will engage B. Riley Securities, Inc. as advisors in connection with its Initial Business Combination to assist it in arranging meetings with its stockholders to discuss a potential business combination and the target business’ attributes, introduce it to potential investors that may be interested in purchasing its securities, assist it in obtaining stockholder approval for its Initial Business Combination and assist it with the preparation of press releases and public filings in connection with the Initial Business Combination. The Company will pay B. Riley Securities, Inc. for such services upon the consummation of the Initial Business Combination a cash fee in an amount equal to 3.5% of the gross proceeds of the Proposed Offering (exclusive of any applicable finders’ fees which might become payable) ($5,250,000 or up to $6,037,500 if the underwriters’ over-allotment option is exercised in full). Pursuant to the terms of the business combination marketing agreement, no fee will be due if the Company does not complete an Initial Business Combination.